May 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)

File Nos. 002-59353 and 811-02753
Post-Effective Amendment No. 111 to the Registration Statement
on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the form of the Registrant’s Prospectus and Statement of Additional Information for each of its series that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission (accepted on the EDGAR system on April 23, 2026).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact Julien Bourgeois at Dechert LLP at (202) 261-3451 or James V. Catano at Dechert LLP at (202) 261-3376.

Sincerely,

By: /s/ Amy J. Lee

Amy J. Lee

Vice President and Chief Legal Officer

Guggenheim Variable Funds Trust